SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Year end [Member] | CAD : USD [Member]
Exchange rate to USD	0.7365	0.7279	0.7884
Year end [Member] | RMB : USD [Member]
Exchange rate to USD	0.1371	0.1406	0.1551
Year end [Member] | HKD: USD [Member]
Exchange rate to USD	0.1277	0.1274	0.1284
Annual Average [Member] | CAD : USD [Member]
Exchange rate to USD	0.7416	0.7830	0.7786
Annual Average [Member] | RMB : USD [Member]
Exchange rate to USD	0.1419	0.1527	0.1557
Annual Average [Member] | HKD: USD [Member]
Exchange rate to USD	0.1277	0.1279	0.1288